Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024 multiplier shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [line items]
Multiplier to the price per common share used to determine the amount of dividends that may be received | multiplier	75
Common shares
Earnings per share [line items]
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Stock conversion ratio	75
Preferred shares
Earnings per share [line items]
Weighted average number of preferred shares, conversion analysis	12,386,201